LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liquidity and Capital Management [Abstract]
Capital	$ 114,000	$ 76,000
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	63,811
Capital securities	3,385	4,165
Lease obligations	6,136	1,862
Commitments	656
Long term debt	11,622
Capital securities	1,022
Interest rate swaps	4
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,874
Capital securities	100
Lease obligations	104	34
Commitments	599
Long term debt	2,545
Capital securities	183
Interest rate swaps	2
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	11,653
Capital securities	814
Lease obligations	103
Commitments	47
Long term debt	2,338
Capital securities	183
Interest rate swaps	2
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	15,109
Capital securities	603
Lease obligations	103
Commitments	9
Long term debt	1,804
Capital securities	188
Interest rate swaps	0
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,410
Capital securities	141
Lease obligations	98
Commitments	1
Long term debt	1,433
Capital securities	144
Interest rate swaps	0
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,922
Capital securities	421
Lease obligations	97
Commitments	0
Long term debt	1,122
Capital securities	115
Interest rate swaps	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	18,843
Capital securities	1,306
Lease obligations	5,631	$ 1,708
Commitments	0
Long term debt	2,380
Capital securities	209
Interest rate swaps	$ 0